SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
Summary of stock options activity

		Weighted	Weighted
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	shares	price	years	value
		US$		US$
Outstanding at January 1, 2020	1,084,545	0.01
Granted	999,404	0.01
Expired	(5,958)	0.01
Forfeited	(72,391)	0.01
Outstanding at December 31, 2020	2,005,600	0.01	6.18	40,493,064
Vested and expect to be vested as of December 31, 2020	2,005,600	0.01	6.18	40,493,064
Exercisable as of December 31, 2020	1,243,433	0.01	6.18	25,104,912

Summary of fair value of the options is estimated on the dates of grant using the binomial option pricing model

	2018	2019	2020
	US$	US$	US$
Risk-free rate of return (per annum)	2.56%-2.80%	1.78%-2.56%	0.23%-1.70%
Volatility	51.60%-60.90%	57.20%-60.91%	50.92%-56.70%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Fair value of underlying ordinary share	US$9.37-US$17.92	US$17.95-US$31.15	US$17.11-US$37.71
Expiration Date	March 10, 2025	March 10, 2025	March 10, 2025 and June 14, 2030
Forfeiture rate	0%-8%	0%-8%	0%-8%

Schedule of compensation costs recognized for share options

Compensation costs recognized for share options for the year ended December 31, 2020 were allocated to the following expense items:

2020
RMB
Cost of revenues	11,698,603
Technology and product development expenses	16,737,624
Selling and marketing expenses	16,922,885
General and administrative expenses	141,544,319
Total share option compensation expenses	186,903,431